Other investments	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Investments [Abstract]
Other investments

9. Other investments

The following table outlines changes in other investments.

			Balance at			Change in fair	Balance at
			December 31,		Proceeds	value through	December 31,
Entity	Instrument	Note	2018	Additions	from sale	profit or loss	2019
			$	$	$	$	$
Pharmadrug Inc.	Shares	(i)	—	3,000,000	—	(2,660,940)	339,060
Cannara Biotech Inc.	Shares	(ii)	11,215,395	—	—	(2,146,357)	9,069,038
Clover Cannastrip	Shares	(iii)	1,500,000	—	—	(1,500,000)	—
High Tide	Shares	(iv)	1,798,040	—	614,520	(1,183,520)	—
High Tide	Warrants	(iv)	251,115	—	—	(251,115)	—
HUGE Shops	Shares	(v)	1,300,000	—	—	(539,132)	760,868
SciCann Therapeutics	Shares	(vi)	1,999,991	—	—	(1,287,743)	712,248
Solarvest BioEnergy Inc.	Shares	(vii)	—	690,000	—	(255,000)	435,000
Solarvest BioEnergy Inc.	Warrants	(vii)	—	385,784	—	(269,134)	116,650
Solarvest BioEnergy Inc.	Convertible debenture	(vii)	—	1,924,216	—	(1,576,216)	348,000
			18,064,541	6,000,000	614,520	(11,669,157)	11,780,864

(i)    Pharmadrug Inc. (Formerly known as "Aura Health Inc.")

On April 16, 2019, the Company entered into a share exchange agreement with Aura Health Inc. ("Aura"). Pursuant to the share exchange agreement, FSD acquired 13,562,386 common shares at $0.2212 per share in the capital of Aura in exchange for the issuance of 65,577 Class B shares of the Company at $45.75 for a total value of $3,000,000. The FSD shares issued to Aura were subject to a purchase price adjustment, such that FSD would be required to issue additional shares to Aura should the weighted average trading price of FSD's shares fall below the issue price. As the number of additional shares to be issued under the agreement were dependent on the FSD share price, it was determined that this created a derivative liability. As a result of the decline in the Company's share price, on September 20, 2019, 61,892 additional Class B shares of the Company were issued to Aura as part of the adjustment of purchase price and a corresponding loss on change in fair value of derivative liability of $1,422,036 was recorded in the statements of loss and comprehensive loss. The Company's investment in Aura has been classified as level 1 within the fair value hierarchy - quoted market price. During the fiscal year 2019, Aura announced a name change to Pharmadrug Inc.

(ii) Cannara Biotech Inc. ("Cannara")

The Company's investment in 85,003,750 Class B shares of Cannara are subject to an escrow arrangement with timed releases of a predetermined quantity of shares at set intervals over a three-year period. Consequently, unrestricted shares that are not subject to escrow are valued at market price and shares that are held in escrow are subject to a discount rate. The valuation at December 31, 2019 was based on the December 31, 2019 quoted market price of $0.125 per share, subject to an aggregate discount for the escrow conditions determined to be 19.53% ($1,556,431). The 21,250,935 unrestricted Class B shares have been classified as level 1 within the fair value hierarchy - quoted market price. The remaining 63,752,815 Class B shares held in escrow has been classified as level 2 within the fair value hierarchy - valuation technique with observable inputs. The Company was a founder of Cannara and previously had common directors during 2018. Subsequent to December 31, 2019, the Company sold all 85,003,750 Class B shares for gross proceeds of $7,743,492 (refer to Note 25).

(iii) Clover Cannastrip Thin Film Technologies Corp. ("Clover")

On September 6, 2018, the Company subscribed for $1,500,000 of equity units in a brokered private placement by Clover. The equity investment is measured at fair value through profit or loss. Clover is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy.As at December 31, 2019, the fair value was determined to be nil based on the financial position of Clover and the Company's ability to recover its investment.

(iv) High Tide Inc.

The investment included 4,551,999 shares and 2,000,000 warrants. On November 22, 2019 the Company sold the shares and warrants of High Tide Inc. for total cash proceeds of $614,520.

(v) HUGE Shops

The investment includes 17,333,333 shares based on the December 2018 subscription price of $0.075 per share. The equity investment is measured at fair value through profit or loss. Huge Shops is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy. As at December 31, 2019, the Company determined the best information to assess the fair value of the investment was based on movement of comparable public companies share prices and cannabis sector index resulting in decline in the fair value of investment of 41.5% from December 31, 2018. Comparable companies were determined in looking at product offering, relative size of operations, geographical market and other factors. A change in this assumption of plus or minus 10% would result in a corresponding change in fair value of the investment of approximately $54,000.

(vi) SciCann Therapeutics Inc.

The investment includes 117,648 shares based on the subscription price in May of 2018 and October of 2018 of $17 per share. The equity investment is measured at fair value through profit or loss. SciCann Therapeutics Inc. is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy. As at December 31, 2019, the Company determined the best information to assess the fair value of the investment was based on movement of comparable public companies share prices and cannabis sector index resulting in decline in the fair value of investment of 64.4% from December 31, 2018. Comparable companies were determined in looking at product offering, relative size of operations, geographical market and other factors. A change in this assumption of plus or minus 10% would result in a corresponding change in fair value of the investment of approximately $129,000.

(vii)  Solarvest BioEnergy Inc. ("Solarvest")

On May 7, 2019, the Company acquired 3,000,000 common shares, 3,000,000 warrants and a convertible debenture at a principal amount of $2,400,000 for a total fair value of $3,000,000 of Solarvest in exchange for 49,751 Class B common shares of the Company with a fair value of $2,500,000 based on a market price of $50.25 and recognition of a derivative liability of $500,000. Under the terms of the agreement, the Company has guaranteed a minimum liquidation value of its shares to Solarvest of $3,000,000 resulting in recognition of derivative liability. If the liquidation value of the Company's shares is below $3,000,000, the Company would be required to issue additional shares for the difference in actual value realized and the minimum guaranteed value.

As at December 31, 2019, the fair value of the shares was determined based on the quoted market price of the shares at $0.145 per share. The fair value of the associated warrants is based on the Black-Scholes model with the following assumptions: exercise price $0.25, risk free rate 1.71%, expected volatility 94%, expected life 1.35 years and expected dividend yield of 0%. Fair value of the convertible debenture is calculated as: i) principle amount of debt: $2,400,000 multiplied by ii) conversion ratio of $1 per share multiplied by iii) SVS share price as at December 31, 2019 of $0.145. The shares have been classified as level 1 within the fair value hierarchy - quoted market price, and the warrants and convertible debenture have been classified as level 2 - valuation technique with observable market inputs.

As at December 31, 2019, the fair value of the derivative liability was $2,646,269 resulting in recognition of loss on change in fair value of derivative liability of $2,146,269. The fair value was determined based on the additional common shares of the Company required to be issued to Solarvest to meet the minimum liquidation value of $3,000,000. Subsequent to December 31, 2019, the Company issued 225,371 shares to Solarvest to settle this derivative liability (refer to Note 25).